January 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Enhanced Roll Yield Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
January 31, 2026
iShares Enhanced Roll Yield Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
Certificates of Deposit — 18.2%
Banco Santander SA
4.28%, 02/09/26	$3,690	$ 3,690,514
4.40%, 06/02/26	2,880	2,885,098
4.00%, 08/14/26	1,490	1,491,681
Bank of America NA, Series GLOB, Class BN, 3.79%, 08/24/26	4,260	4,259,686
Bank of Montreal, (1-day SOFR + 0.38%), 4.03%, 02/19/27(a)	3,500	3,500,230
Barclays Bank PLC(a)
(1-day SOFR + 0.33%), 3.98%, 08/10/26	4,000	4,000,753
(1-day SOFR + 0.40%), 4.04%, 11/13/26	4,000	4,001,831
BNP Paribas SA, 4.32%, 07/14/26	2,850	2,855,709
Canadian Imperial Bank of Commerce, 3.75%, 02/05/27	2,730	2,728,925
Deutsche Bank AG
4.40%, 07/17/26	1,420	1,423,373
3.85%, 10/15/26	4,000	4,000,517
4.02%, 11/17/26	1,000	1,001,219
3.90%, 01/22/27	2,220	2,220,469
Mizuho Bank Ltd., (1-day SOFR + 0.35%), 3.99%, 02/06/26(a)	1,000	1,000,050
MUFG Bank Ltd., (1-day SOFR + 0.28%), 3.93%, 07/02/26(a)	1,840	1,840,600
Natixis SA, 3.80%, 07/08/26	4,260	4,259,707
Nordea Bank Abp
3.97%, 08/14/26	4,100	4,104,191
(1-day SOFR + 0.25%), 3.90%, 03/17/26(a)	3,760	3,760,947
Oversea-Chinese Banking Corp. Ltd., (1-day SOFR + 0.28%), 3.92%, 08/14/26(a)	4,000	4,000,577
Royal Bank of Canada
3.74%, 10/05/26	2,080	2,080,073
(1-day SOFR + 0.38%), 4.03%, 05/01/26(a)	3,980	3,982,027
Standard Chartered Bank, (1-day SOFR + 0.44%), 4.09%, 11/23/26(a)	3,090	3,091,889
Sumitomo Mitsui Banking Corp.
4.45%, 03/10/26	2,740	2,741,572
(1-day SOFR + 0.23%), 3.88%, 02/23/26(a)	2,000	2,000,133
Svenska Handelsbanken AB
3.94%, 11/17/26	1,000	1,001,270
(1-day SOFR + 0.34%), 3.98%, 11/25/26(a)	2,750	2,751,596
Swedbank AB, 4.36%, 04/09/26	2,250	2,252,231
Toronto-Dominion Bank, (1-day SOFR + 0.40%), 4.05%, 12/14/26(a)	3,100	3,102,229
Westpac Banking Corp.
3.89%, 08/12/26	3,000	3,001,252
3.91%, 08/14/26	4,000	4,002,178
		87,032,527
Commercial Paper — 4.8%
Aquitaine Funding Co. LLC, 4.18%, 03/02/26(b)(c)	1,850	1,843,961
Australia & New Zealand Banking Group Ltd., 4.37%, 06/22/26(b)(c)	3,960	3,902,391
CDP Financial, Inc., 4.47%, 03/09/26(b)(c)	1,630	1,623,601
Intrepid Funding Co. LLC, 3.93%, 07/24/26(b)(c)	4,420	4,340,824
Macquarie Bank Ltd.(c)
4.45%, 03/19/26(b)	930	925,400
(1-day SOFR + 0.40%), 4.05%, 01/07/27(a)	3,090	3,091,334
National Bank of Canada, (1-day SOFR + 0.40%), 4.05%, 12/29/26(a)(c)	2,000	2,000,830
Swedbank AB, 4.06%, 06/10/26(b)(c)	1,250	1,233,287
Verto Capital I Compartment D, 4.25%, 03/03/26(b)(c)	4,000	3,986,271
		22,947,899

Security	Shares	Value
Money Market Funds — 10.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	48,561,862	$ 48,561,862

	Par (000)
U.S. Treasury Obligations — 70.0%
U.S. Treasury Bills(b)
3.90%, 02/03/26	$10,000	9,999,004
4.12%, 02/05/26	12,000	11,996,408
3.89%, 02/10/26	13,000	12,989,671
3.87%, 02/12/26	1,365	1,363,638
3.86%, 02/19/26 - 03/26/26	17,674	17,615,642
3.98%, 02/26/26	10,000	9,975,878
3.64%, 03/03/26 - 11/27/26	42,000	41,544,769
3.72%, 03/05/26 - 03/12/26	15,326	15,267,497
3.81%, 03/19/26	10,000	9,954,658
3.83%, 03/24/26	5,000	4,974,721
3.70%, 03/31/26	3,000	2,982,691
3.78%, 03/31/26 - 04/23/26	25,000	24,823,195
3.82%, 04/09/26 - 04/30/26	15,500	15,387,728
3.62%, 04/14/26 - 10/01/26	8,000	7,895,609
3.74%, 04/30/26	5,000	4,956,740
3.80%, 05/07/26 - 09/03/26	15,000	14,805,637
4.11%, 05/14/26	5,000	4,950,026
3.66%, 05/26/26	15,000	14,831,842
3.67%, 06/02/26	10,000	9,881,628
3.69%, 06/04/26 - 09/03/26	26,000	25,621,371
4.04%, 06/11/26	10,000	9,873,508
3.60%, 06/25/26 - 07/16/26	25,000	24,627,857
3.59%, 07/09/26	10,000	9,846,053
3.68%, 10/01/26	5,000	4,884,772
3.53%, 12/24/26	10,000	9,694,455
3.57%, 01/21/27	15,000	14,507,675
		335,252,673
Total Short-Term Securities — 103.1% (Cost: $493,605,541)		493,794,961
Total Investments — 103.1% (Cost: $493,605,541)		493,794,961
Liabilities in Excess of Other Assets — (3.1)%		(14,892,941)
Net Assets — 100.0%		$ 478,902,020

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates as of period end.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Enhanced Roll Yield Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 20,708,697	$ 27,853,165 (a)	$ —	$ —	$ —	$ 48,561,862	48,561,862	$ 252,181	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Sugar 11	174	02/27/26	$ 2,781	$ (551,216)
Cotton No.2	74	03/09/26	2,337	(235,556)
Corn	186	03/13/26	3,983	(252,452)
KC HRW Wheat	87	03/13/26	2,370	(208,168)
Soybean	129	03/13/26	6,864	223,273
Soybean Meal	105	03/13/26	3,083	(139,636)
Soybean Oil	104	03/13/26	3,339	408,263
Wheat	97	03/13/26	2,609	(201,351)
LME Aluminium Premiums	53	03/16/26	4,158	468,872
LME Lead	47	03/16/26	2,340	(51,496)
LME Nickel	26	03/16/26	2,785	346,393
LME Tin	11	03/16/26	2,853	854,039
LME Zinc	37	03/16/26	3,156	373,099
Coffee C	24	03/19/26	2,990	(63,878)
WTI Crude Oil	132	03/20/26	8,546	681,274
Cattle Feeder	14	03/26/26	2,522	207,344
Copper	31	03/27/26	4,591	598,656
Natural Gas	63	03/27/26	2,537	281,780
Silver	19	03/27/26	7,460	3,590,985
Brent Crude Oil	218	03/31/26	14,957	1,158,758
Gasoline RBOB	44	03/31/26	4,010	280,607
NY Harbor ULSD	42	03/31/26	4,268	446,493
Low Sulphur Gasoil	72	04/10/26	5,110	577,961
LME Aluminium Premiums	53	04/13/26	4,165	329,550
LME Lead	46	04/13/26	2,305	(78,621)
LME Nickel	26	04/13/26	2,795	386,378
LME Tin	11	04/13/26	2,857	858,098
LME Zinc	37	04/13/26	3,153	318,090
Lean Hogs	71	04/15/26	2,702	173,281
WTI Crude Oil	133	04/21/26	8,555	667,079
Copper	31	04/28/26	4,613	610,781
Gold 100 OZ	49	04/28/26	23,251	5,946,584
Natural Gas	60	04/28/26	2,405	145,306
Brent Crude Oil	218	04/30/26	14,833	1,114,598
Cattle Feeder	14	04/30/26	2,508	96,607
Gasoline RBOB	44	04/30/26	4,021	187,009
Live Cattle	34	04/30/26	3,220	245,750
NY Harbor ULSD	43	04/30/26	4,259	196,300
Sugar 11	182	04/30/26	2,821	(604,635)
Cotton No.2	71	05/06/26	2,305	(165,446)
Low Sulphur Gas	73	05/12/26	5,064	303,513
Corn	179	05/14/26	3,900	(241,039)
KC HRW Wheat	83	05/14/26	2,303	(109,046)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Enhanced Roll Yield Index Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Soybean	125	05/14/26	$ 6,731	$ 53,622
Soybean Meal	102	05/14/26	3,035	(174,269)
Soybean Oil	102	05/14/26	3,308	273,510
Wheat	92	05/14/26	2,512	(163,073)
Coffee C	26	05/18/26	3,075	(162,426)
LME Aluminium Premiums	53	05/18/26	4,169	305,704
LME Lead	46	05/18/26	2,325	(3,027)
LME Nickel	26	05/18/26	2,807	428,159
LME Tin	11	05/18/26	2,859	638,171
LME Zinc	37	05/18/26	3,147	280,306
WTI Crude Oil	133	05/19/26	8,503	763,105
Cattle Feeder	15	05/21/26	2,663	(2,057)
Copper	31	05/27/26	4,636	403,442
Natural Gas	53	05/27/26	2,202	136,143
Silver	18	05/27/26	7,123	3,008,591
Brent Crude Oil	218	05/29/26	14,732	1,275,128
Gasoline RBOB	44	05/29/26	4,005	274,604
NY Harbor ULSD	43	05/29/26	4,179	324,264
Low Sulphur Gas	74	06/11/26	5,043	449,342
Lean Hogs	54	06/12/26	2,331	111,306
LME Aluminium Premiums	52	06/15/26	4,093	15,262
LME Lead	45	06/15/26	2,288	(54,670)
LME Nickel	26	06/15/26	2,816	16,926
LME Tin	11	06/15/26	2,860	309,754
LME Zinc	37	06/15/26	3,138	162,203
WTI Crude Oil	132	06/22/26	8,389	701,172
Copper	30	06/26/26	4,507	(13,168)
Gold 100 OZ	48	06/26/26	22,947	2,808,955
Natural Gas	46	06/26/26	1,993	423,903
Brent Crude Oil	219	06/30/26	14,712	1,221,466
Gasoline RBOB	45	06/30/26	4,058	297,270
Live Cattle	36	06/30/26	3,337	26,442
NY Harbor ULSD	43	06/30/26	4,142	373,158
Sugar 11	181	06/30/26	2,808	(472,795)
Cotton No.2	68	07/09/26	2,263	(152,011)
Low Sulphur Gas	74	07/10/26	4,989	500,191
Corn	174	07/14/26	3,845	19,600
KC HRW Wheat	79	07/14/26	2,242	(6,680)
Soybean	122	07/14/26	6,652	86,288
Soybean Meal	98	07/14/26	2,965	(262,422)
Soybean Oil	100	07/14/26	3,263	169,941
Wheat	88	07/14/26	2,445	(38,435)
Lean Hogs	53	07/15/26	2,310	218,299
Coffee C	27	07/21/26	3,129	165,154
Silver	18	07/29/26	7,179	2,455,460
Lean Hogs	54	08/14/26	2,334	79,010
Cattle Feeder	15	08/27/26	2,655	156,298
Gold 100 OZ	47	08/27/26	22,638	936,336
Live Cattle	37	08/31/26	3,389	211,399
Corn	179	09/14/26	3,949	(134,792)
KC HRW Wheat	74	09/14/26	2,152	19,062
Wheat	83	09/14/26	2,356	(46,406)
Coffee C	28	09/18/26	3,189	(383,586)
Sugar 11	173	09/30/26	2,749	(337,885)
Live Cattle	37	10/30/26	3,379	6,098
Soybean	124	11/13/26	6,694	(154,758)
Cotton No.2	65	12/08/26	2,234	21,522

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Enhanced Roll Yield Index Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Soybean Meal	94	12/14/26	$ 2,911	$ (154,544)
Soybean Oil	102	12/14/26	3,277	116,073
				$ 36,699,816

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$ —	$ 87,032,527	$ —	$ 87,032,527
Commercial Paper	—	22,947,899	—	22,947,899
Money Market Funds	48,561,862	—	—	48,561,862
U.S. Treasury Obligations	—	335,252,673	—	335,252,673
	$48,561,862	$445,233,099	$—	$493,794,961
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$ 42,319,360	$ —	$ —	$ 42,319,360
Liabilities
Commodity Contracts	(5,619,544)	—	—	(5,619,544)
	$36,699,816	$—	$—	$36,699,816

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate
Consolidated Schedule of Investments